Intangible assets, net (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 4,807,569	$ 5,052,294
Less: Accumulated amortization	(4,615,716)	(4,846,323)
Intangible assets, net	191,853	205,971
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	29,345	30,838
Land use rights
Finite-Lived Intangible Assets [Line Items]
Subtotal	299,224	314,456
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 4,479,000	$ 4,707,000